FINANCE INCOME AND EXPENSE - Interest earned and other finance income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Interest income	$ 3,495	$ 11,111
Other	3,050	799
Interest and other finance income	$ 6,545	$ 11,910